Loans Held-for-Investment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Receivables [Abstract]
Schedule of Loans Held-for-investment
Loans held-for-investment are summarized as follows:

	September 30, 2016	December 31, 2015
	(Dollars in millions)
Consumer loans
Residential first mortgage	$2,136	$3,100
Second mortgage	127	135
HELOC	326	384
Other	30	31
Total consumer loans	2,619	3,650
Commercial loans
Commercial real estate (1)	1,168	814
Commercial and industrial	708	552
Warehouse lending	1,795	1,336
Total commercial loans	3,671	2,702
Total loans held-for-investment	$6,290	$6,352

(1)	Includes $252 million and $188 million of owner occupied commercial real estate loans at September 30, 2016 and December 31, 2015, respectively.

Loans held-for-investment are summarized as follows.

	December 31, 2015	December 31, 2014
	(Dollars in millions)
Consumer loans
Residential first mortgage	$3,100	$2,193
Second mortgage	135	149
HELOC	384	257
Other	31	31
Total consumer loans	3,650	2,630
Commercial loans
Commercial real estate	814	620
Commercial and industrial	552	429
Warehouse lending	1,336	769
Total commercial loans	2,702	1,818
Total consumer and commercial loans held-for-investment	6,352	4,448

Allowance for Loan Losses
The allowance for loan losses by class of loan are summarized in the following table:

	Residential First Mortgage (1)	Second Mortgage	HELOC	Other Consumer	Commercial Real Estate	Commercial and Industrial	Warehouse Lending	Total
	(Dollars in millions)
Three Months Ended September 30, 2016
Beginning balance allowance for loan losses	$81	$10	$20	$1	$19	$11	$8	$150
Charge-offs (2)	(7)	—	(1)	(1)	—	—	—	(9)
Recoveries	—	—	1	1	—	—	—	2
Provision (benefit) (3)	(4)	(1)	(4)	—	6	3	—	—
Ending balance allowance for loan losses	$70	$9	$16	$1	$25	$14	$8	$143
Three Months Ended September 30, 2015
Beginning balance allowance for loan losses	$151	$14	$25	$1	$15	$12	$4	$222
Charge-offs (2)	(21)	(1)	(1)	(1)	—	(3)	—	(27)
Recoveries	1	1	—	1	—	—	—	3
Provision (benefit)	(2)	(1)	(1)	—	(2)	5	—	(1)
Ending balance allowance for loan losses	$129	$13	$23	$1	$13	$14	$4	$197

Nine Months Ended September 30, 2016
Beginning balance allowance for loan losses	$116	$11	$21	$2	$18	$13	$6	$187
Charge-offs (2)	(26)	(2)	(2)	(3)	—	—	—	(33)
Recoveries	1	1	1	2	—	—	—	5
Provision (benefit) (3)	(21)	(1)	(4)	—	7	1	2	(16)
Ending balance allowance for loan losses	$70	$9	$16	$1	$25	$14	$8	$143
Nine Months Ended September 30, 2015
Beginning balance allowance for loan losses	$234	$12	$19	$1	$17	$11	$3	$297
Charge-offs (2)	(80)	(2)	(2)	(3)	—	(3)	—	(90)
Recoveries	3	1	—	2	2	—	—	8
Provision (benefit)	(28)	2	6	1	(6)	6	1	(18)
Ending balance allowance for loan losses	$129	$13	$23	$1	$13	$14	$4	$197

(1)	Includes allowance and charge-offs related to loans with government guarantees.

(2)
Includes charge-offs of zero and $16 million related to the transfer and subsequent sale of loans during the three months ended September 30, 2016 and September 30, 2015, respectively, and $8 million and $67 million related to the sale of loans during the nine months ended September 30, 2016 and September 30, 2015, respectively. Also includes charge-offs related to loans with government guarantees of $6 million and $13 million during the three and nine months ended September 30, 2016, respectively.

(3)
Does not include $7 million provision for loan losses recorded in the Consolidated Statements of Operations to reserve for repossessed loans with government guarantees during the three and nine months ended September 30, 2016.

The loans held-for-investment and allowance for loan losses by class of loan is summarized in the following table:

	Residential First Mortgage (1)	Second Mortgage	HELOC	Other Consumer	Commercial Real Estate	Commercial and Industrial	Warehouse Lending	Total
	(Dollars in millions)
September 30, 2016
Loans held-for-investment
Individually evaluated	$42	$26	$4	$—	$—	$1	$—	$73
Collectively evaluated (2)	2,087	60	291	30	1,168	707	1,795	6,138
Total loans	$2,129	$86	$295	$30	$1,168	$708	$1,795	$6,211
Allowance for loan losses
Individually evaluated	$7	$6	$1	$—	$—	$—	$—	$14
Collectively evaluated (2)	63	3	15	1	25	14	8	129
Total allowance for loan losses	$70	$9	$16	$1	$25	$14	$8	$143

December 31, 2015
Loans held-for-investment
Individually evaluated	$87	$28	$3	$—	$—	$2	$—	$120
Collectively evaluated (2)	3,007	65	318	31	814	550	1,336	6,121
Total loans	$3,094	$93	$321	$31	$814	$552	$1,336	$6,241
Allowance for loan losses
Individually evaluated	$12	$6	$1	$1	$—	$—	$—	$20
Collectively evaluated (2)	104	5	20	1	18	13	6	167
Total allowance for loan losses	$116	$11	$21	$2	$18	$13	$6	$187

(1)	Includes allowance related to loans with government guarantees.

(2)	Excludes loans carried under the fair value option

The allowance for loan losses by class of loan and evaluation type are summarized in the following tables.

	Residential First Mortgage	Second Mortgage	HELOC	Other Consumer	Commercial Real Estate	Commercial and Industrial	Warehouse Lending	Total
Year Ended December 31, 2015	(Dollars in millions)
Beginning balance allowance for loan losses	$234	$12	$19	$1	$17	$11	$3	$297
Charge-offs	(87)	(4)	(3)	(4)	—	(3)	—	(101)
Recoveries	3	2	—	3	2	—	—	10
Provision	(34)	1	5	2	(1)	5	3	(19)
Ending balance allowance for loan losses	$116	$11	$21	$2	$18	$13	$6	$187
Year Ended December 31, 2014
Beginning balance allowance for loan losses	$162	$12	$8	$2	$19	$3	$1	$207
Charge-offs	(38)	(3)	(6)	(2)	(3)	—	—	(52)
Recoveries	3	1	—	3	3	—	—	10
Provision	107	2	17	(2)	(2)	8	2	132
Ending balance allowance for loan losses	$234	$12	$19	$1	$17	$11	$3	$297
Year Ended December 31, 2013
Beginning balance allowance for loan losses	$220	$20	$18	$2	$41	$3	$1	$305
Charge-offs	(133)	(6)	(5)	(4)	(47)	(2)	—	(197)
Recoveries	15	1	1	2	10	—	—	29
Provision	60	(3)	(6)	2	15	2	—	70
Ending balance allowance for loan losses	$162	$12	$8	$2	$19	$3	$1	$207
	Residential First Mortgage	Second Mortgage	HELOC	Other Consumer	Commercial Real Estate	Commercial and Industrial	Warehouse Lending	Total
December 31, 2015
Loans held-for-investment
Individually evaluated	$87	$28	$3	$—	$—	$2	$—	$120
Collectively evaluated (1)	3,007	65	318	31	814	550	1,336	6,121
Total loans	$3,094	$93	$321	$31	$814	$552	$1,336	$6,241
Allowance for loan losses
Individually evaluated	$12	$6	$1	$1	$—	$—	$—	$20
Collectively evaluated (1)	104	5	20	1	18	13	6	167
Total allowance for loan losses	$116	$11	$21	$2	$18	$13	$6	$187
December 31, 2014
Loans held-for-investment
Individually evaluated	$385	$31	$1	$—	$—	$—	$—	$417
Collectively evaluated (1)	1,782	65	124	31	620	429	769	3,820
Total loans	$2,167	$96	$125	$31	$620	$429	$769	$4,237
Allowance for loan losses
Individually evaluated	$82	$5	$1	$—	$—	$—	$—	$88
Collectively evaluated (1)	152	7	18	1	17	11	3	209
Total allowance for loan losses	$234	$12	$19	$1	$17	$11	$3	$297

(1)	Excludes loans carried under the fair value option.

Past Due Loans
following table sets forth the loans held-for-investment aging analysis as of September 30, 2016 and December 31, 2015, of past due and current loans:

	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater Past Due (1)	Total Past Due	Current	Total Investment Loans
	(Dollars in millions)
September 30, 2016
Consumer loans
Residential first mortgage	$4	$1	$29	$34	$2,102	$2,136
Second mortgage	—	—	4	4	123	127
HELOC	1	—	7	8	318	326
Other	1	1	—	2	28	30
Total consumer loans	6	2	40	48	2,571	2,619
Commercial loans
Commercial real estate	—	—	—	—	1,168	1,168
Commercial and industrial	—	—	—	—	708	708
Warehouse lending	—	—	—	—	1,795	1,795
Total commercial loans	—	—	—	—	3,671	3,671
Total loans (2)	$6	$2	$40	$48	$6,242	$6,290
December 31, 2015
Consumer loans
Residential first mortgage	$7	$3	$53	$63	$3,037	$3,100
Second mortgage	—	—	2	2	133	135
HELOC	2	1	9	12	372	384
Other	1	—	—	1	30	31
Total consumer loans	10	4	64	78	3,572	3,650
Commercial loans
Commercial real estate	—	—	—	—	814	814
Commercial and industrial	—	—	2	2	550	552
Warehouse lending	—	—	—	—	1,336	1,336
Total commercial loans	—	—	2	2	2,700	2,702
Total loans (2)	$10	$4	$66	$80	$6,272	$6,352

(1)	Includes loans that are less than 90 days past due, which have been placed on nonaccrual.

(2)	Includes $12 million and $10 million of loans 90 days or greater past due, accounted for under the fair value option at September 30, 2016 and December 31, 2015, respectively.

The following table sets forth the loans held-for-investment aging analysis as of December 31, 2015 and December 31, 2014, of past due and current loans.

	30-59 Days Past Due	60-89 Days Past Due	90 Days or Greater Past Due (1)	Total Past Due	Current	Total Investment Loans
	(Dollars in millions)
December 31, 2015
Consumer loans
Residential first mortgage	$7	$3	$53	$63	$3,037	$3,100
Second mortgage	—	—	2	2	133	135
HELOC	2	1	9	12	372	384
Other	1	—	—	1	30	31
Total consumer loans	10	4	64	78	3,572	3,650
Commercial loans
Commercial real estate	—	—	—	—	814	814
Commercial and industrial	—	—	2	2	550	552
Warehouse lending	—	—	—	—	1,336	1,336
Total commercial loans	—	—	2	2	2,700	2,702
Total loans (2)	$10	$4	$66	$80	$6,272	$6,352
December 31, 2014
Consumer loans
Residential first mortgage	$29	$8	$115	$152	$2,041	$2,193
Second mortgage	1	1	2	4	145	149
HELOC	4	1	3	8	249	257
Other	—	—	—	—	31	31
Total consumer loans	34	10	120	164	2,466	2,630
Commercial loans
Commercial real estate	—	—	—	—	620	620
Commercial and industrial	—	—	—	—	429	429
Warehouse lending	—	—	—	—	769	769
Total commercial loans	—	—	—	—	1,818	1,818
Total loans (2)	$34	$10	$120	$164	$4,284	$4,448

(1)	Includes performing nonaccrual loans that are less than 90 days delinquent and for which interest cannot be accrued.

(2)	Includes $10 million and $5 million of loans 90 days or greater past due accounted for under the fair value option at December 31, 2015 and 2014, respectively.

Troubled Debt Restructurings
The following table provides a summary of TDRs outstanding by type and performing status:

	TDRs
	Performing	Nonperforming	Total
September 30, 2016	(Dollars in millions)
Consumer loans
Residential first mortgage	$23	$10	$33
Second mortgage	33	3	36
HELOC	14	4	18
Total consumer loans	70	17	87
Commercial loans
Commercial and industrial	1	—	1
Total commercial loans	1	—	1
Total TDRs (1)(2)	$71	$17	$88

December 31, 2015
Consumer loans
Residential first mortgage	$49	$27	$76
Second mortgage	32	1	33
HELOC	20	7	27
Total TDRs (1)(2)	$101	$35	$136

(1)	The allowance for loan losses on consumer TDR loans totaled $11 million and $15 million at September 30, 2016 and December 31, 2015, respectively.

(2)	Includes $26 million and $32 million of TDR loans accounted for under the fair value option at September 30, 2016 and December 31, 2015, respectively.
The following table provides a summary of newly modified TDRs during the three and nine months ended September 30, 2016 and 2015.

	New TDRs
	Number of Accounts	Pre-Modification Unpaid Principal Balance	Post-Modification Unpaid Principal Balance (1)	Increase in Allowance at Modification
Three Months Ended September 30, 2016		(Dollars in millions)
Residential first mortgages	1	$—	$—	$—
Second mortgages	16	1	1	—
HELOC (2)(3)	1	—	—	—
Total TDR loans	18	$1	$1	$—

Three Months Ended September 30, 2015
Residential first mortgages	48	$13	$14	$—
Second mortgages	15	1	1	—
HELOC (2)	46	4	4	—
Total TDR loans	109	$18	$19	$—

Nine Months Ended September 30, 2016
Residential first mortgages	17	$3	$4	$—
Second mortgages	42	2	2	—
HELOC (2)(3)	86	6	5	—
Commercial and industrial	1	2	1	—
Total TDR loans	146	$13	$12	$—

Nine Months Ended September 30, 2015
Residential first mortgages	239	$66	$65	$(1)
Second mortgages	83	4	3	—
HELOC (2)(3)	204	12	11	—
Other consumer	3	—	—	—
Total TDR loans	529	$82	$79	$(1)

(1)	Post-modification balances include past due amounts that are capitalized at modification date.

(2)	HELOC post-modification unpaid principal balance reflects write downs.

(3)	Includes loans carried at the fair value option.

The following table provides a summary of TDR loans that were modified within the previous 12 months, which subsequently defaulted during the three and nine months ended September 30, 2016 and 2015. All TDR classes within consumer and commercial loan portfolios are considered subsequently defaulted when they are greater than 90 days past due.

	TDRs that were modified in the previous 12 months, which have subsequently defaulted
	Number of Accounts	Unpaid Principal Balance	Increase in Allowance at Subsequent Default
Three Months Ended September 30, 2016	(Dollars in millions)
HELOC (1)	3	$—	$—
Total TDR loans	3	$—	$—
Three Months Ended September 30, 2015
Residential first mortgages	1	$—	$—
Total TDR loans	1	$—	$—
Nine Months Ended September 30, 2016
Residential first mortgages	1	$—	$—
HELOC (1)	7	—	—
Total TDR loans	8	$—	$—
Nine Months Ended September 30, 2015
Residential first mortgages	1	$—	$—
Second mortgages	1	—	—
Total TDR loans	2	$—	$—

(1)	HELOC post-modification unpaid principal balance reflects write downs.

The following table provides a summary of TDRs by type and performing status.

	TDRs
	Performing	Nonperforming	Total
December 31, 2015	(Dollars in millions)
Consumer loans (1)
Residential first mortgage	$49	$27	$76
Second mortgage	32	1	33
HELOC	20	7	27
Total TDRs (2)	$101	$35	$136

December 31, 2014
Consumer loans (1)
Residential first mortgage	$306	$44	$350
Second mortgage	35	1	36
HELOC	20	1	21
Total consumer loans	361	46	407
Commercial loans
Commercial real estate	1	—	1
Total TDRs (2)	$362	$46	$408

(1)	The allowance for loan losses on consumer TDR loans totaled $15 million and $81 million at December 31, 2015 and 2014, respectively.

(2)	Includes $32 million and $30 million of TDR loans accounted for under the fair value option at December 31, 2015 and 2014, respectively.

Schedule of Troubled Debt Restructuring, Number of Accounts, Pre-Modification and Post-Modification Unpaid Principal Balances
The following table provides a summary of newly modified TDRs and TDR loans in the past 12 months that have been subsequently defaulted during the years ended December 31, 2015, 2014 and 2013. All TDR classes within consumer and commercial loan portfolios are considered subsequently defaulted when greater that 90 days past due.

	New TDRs
	Number of Accounts	Pre-Modification Unpaid Principal Balance	Post-Modification Unpaid Principal Balance (1)	Increase (Decrease) in Allowance at Modification
Year Ended December 31, 2015	(Dollars in millions)
Residential first mortgages	325	$81	$80	$(2)
Second mortgages	97	4	3	—
HELOC (2)	273	17	15	—
Other consumer	3	—	—	—
Total TDR loans	698	$102	$98	$(2)
Year Ended December 31, 2014
Residential first mortgages	165	$48	$47	$3
Second mortgages	325	11	10	—
HELOC (2)	30	1	1	—
Total TDR loans	520	$60	$58	$3
Year Ended December 31, 2013
Residential first mortgages	322	$86	$75	$2
Second mortgages (3)	571	22	20	1
HELOC (2) (3)	313	27	23	—
Commercial real estate	5	3	3	—
Total TDR loans	1,211	$138	$121	$3

	TDRs that subsequently defaulted in previous 12 months (4)
	Number of Accounts	Unpaid Principal Balance	Increase (Decrease) in Allowance at Subsequent Default
Year Ended December 31, 2015	(Dollars in millions)
Residential first mortgages	3	$—	$—
Second mortgages	2	—	—
HELOC (2)	3	—	—
Total TDR loans	8	$—	$—
Year Ended December 31, 2014
Residential first mortgages	2	$—	$—
Second mortgages	18	—	—
HELOC (2)	5	—	—
Total TDR loans	25	$—	$—
Year Ended December 31, 2013
Residential first mortgages	26	$6	$1
Second mortgages	41	1	1
Commercial real estate	33	1	—
Total TDR loans	100	$8	$2

(1)	Post-modification balances include past due amounts that are capitalized at modification date.

(2)	HELOC post-modification unpaid principal balance reflects write downs.

(3)	New TDRs during the year ended December 31, 2013, include 463 loans for a total of $31 million of post modification unpaid principal balance second mortgage and HELOC loans carried at fair value.

(4)	Subsequent default is defined as a payment re-defaulted within 12 months of the restructuring date.

Impaired Loans
The following table presents individually evaluated impaired loans and the associated allowance:

	September 30, 2016			December 31, 2015
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Dollars in millions)
With no related allowance recorded
Consumer loans
Residential first mortgage	$2	$1	$—	$20	$20	$—
Commercial loans
Commercial and industrial	1	1	—	5	2	—
	$3	$2	$—	$25	$22	$—
With an allowance recorded
Consumer loans
Residential first mortgage	$40	$41	$7	$65	$67	$12
Second mortgage	26	26	6	28	28	6
HELOC	4	4	2	3	3	1
Other consumer	—	—	—	—	—	1
	$70	$71	$15	$96	$98	$20
Total
Consumer loans
Residential first mortgage	$42	$42	$7	$85	$87	$12
Second mortgage	26	26	6	28	28	6
HELOC	4	4	2	3	3	1
Other consumer	—	—	—	—	—	1
Commercial loans
Commercial and industrial	1	1	—	5	2	—
Total impaired loans	$73	$73	$15	$121	$120	$20

The following table presents average impaired loans and the interest income recognized:

	Three Months Ended September 30,				Nine Months Ended September 30,
	2016		2015		2016		2015
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Dollars in millions)
Consumer loans
Residential first mortgage	$43	$—	$96	$1	$55	$1	$172	$4
Second mortgage	25	—	29	—	26	1	30	—
HELOC	5	—	15	—	5	—	6	—
Commercial loans
Commercial and industrial	1	—	2	—	2	—	1	—
Total impaired loans	$74	$—	$142	$1	$88	$2	$209	$4

The following table presents impaired loans with the associated allowance recorded.

	December 31, 2015			December 31, 2014
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
	(Dollars in millions)
With no related allowance recorded
Consumer loans
Residential first mortgage	$20	$20	$—	$63	$78	$—
Second mortgage	—	—	—	1	6	—
HELOC	—	—	—	—	1	—
Commercial loans
Commercial and industrial	5	2	—	—	—	—
	$25	$22	$—	$64	$85	$—
With an allowance recorded
Consumer loans
Residential first mortgage	$65	$67	$12	$321	$326	$82
Second mortgage	28	28	6	29	29	6
HELOC	3	3	1	1	1	1
Other consumer	—	—	1	—	—	—
	$96	$98	$20	$351	$356	$89
Total
Consumer loans
Residential first mortgage	$85	$87	$12	$384	$404	$82
Second mortgage	28	28	6	30	35	6
HELOC	3	3	1	1	2	1
Other consumer	—	—	1	—	—	—
Commercial loans
Commercial and industrial	5	2	—	—	—	—
Total impaired loans	$121	$120	$20	$415	$441	$89

The following table presents average impaired loans and the interest income recognized.

	For the Years Ended December 31,
	2015		2014		2013
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
	(Dollars in millions)
Consumer loans
Residential first mortgage	$150	$5	$402	$11	$603	$17
Second mortgage	29	—	28	1	21	1
HELOC	10	—	1	—	1	—
Commercial loans
Commercial real estate	—	—	1	—	46	1
Commercial and industrial	2	—	—	—	2	—
Total impaired loans	$191	$5	$432	$12	$673	$19

Loan Credit Quality Indicators
In accordance with regulatory guidance, we assign risk ratings to consumer loans in the following manner:
•Consumer loans are classified as Watch once the loan becomes 60 days past due.
•Open and closed-end consumer loans 90 days or more past due are classified Substandard.

Commercial Credit Loans	Commercial Real Estate	Commercial and Industrial	Warehouse	Total Commercial
September 30, 2016	(Dollars in millions)
Grade
Pass	$1,122	$654	$1,659	$3,435
Watch	37	20	86	143
Special mention	3	33	50	86
Substandard	6	1	—	7
Total loans	$1,168	$708	$1,795	$3,671

December 31, 2015
Grade
Pass	$766	$492	$1,181	$2,439
Watch	42	30	155	227
Special mention	2	21	—	23
Substandard	4	9	—	13
Total loans	$814	$552	$1,336	$2,702

Consumer Credit Loans	Residential First Mortgage	Second Mortgage	HELOC	Other Consumer	Total
September 30, 2016	(Dollars in millions)
Grade
Pass	$2,081	$90	$305	$29	$2,505
Watch	24	33	14	1	72
Substandard	31	4	7	—	42
Total loans	$2,136	$127	$326	$30	$2,619

December 31, 2015
Grade
Pass	$2,993	$101	$353	$31	$3,478
Watch	49	32	22	—	103
Substandard	58	2	9	—	69
Total loans	$3,100	$135	$384	$31	$3,650

	December 31, 2015
Commercial Credit Loans	Commercial Real Estate	Commercial and Industrial	Warehouse	Total Commercial
	(Dollars in millions)
Grade
Pass	$766	$492	$1,181	$2,439
Watch	42	30	155	227
Special Mention	2	21	—	23
Substandard	4	9	—	13
Total loans	$814	$552	$1,336	$2,702

	December 31, 2015
Consumer Credit Loans	Residential First Mortgage	Second Mortgage	HELOC	Other Consumer	Total
	(Dollars in millions)
Grade
Pass	$2,993	$101	$353	$31	$3,478
Watch	49	32	22	—	103
Substandard	58	2	9	—	69
Total loans	$3,100	$135	$384	$31	$3,650

	December 31, 2014
Commercial Credit Loans	Commercial Real Estate	Commercial and Industrial	Warehouse	Total Commercial
	(Dollars in millions)
Grade
Pass	$578	$398	$650	$1,626
Watch	29	10	119	158
Special mention	2	—	—	2
Substandard	11	21	—	32
Total loans	$620	$429	$769	$1,818

	December 31, 2014
Consumer Credit Loans	Residential First Mortgage	Second Mortgage	HELOC	Other Consumer	Total
	(Dollars in millions)
Grade
Pass	$1,764	$111	$233	$31	$2,139
Watch	314	36	21	—	371
Substandard	115	2	3	—	120
Total loans	$2,193	$149	$257	$31	$2,630